Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Maximum Estimated Useful Lives to Amortize Assets
The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment
The total cost and associated accumulated depreciation for premises and equipment that we own or lease are set out below:

(Canadian $ in millions)
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total
Cost
Balance at October 31, 2022	$119	$1,688	$2,671	$945	$2,054	$3,435	$10,912
Additions/lease modifications	13	91	280	125	413	406	1,328
Acquisitions	213	276	63	12	25	523	1,112
Disposals	(28)	(26)	(109)	(30)	(97)	(60)	(350)
Foreign exchange and other	6	18	18	8	18	53	121
Balance at October 31, 2023	323	2,047	2,923	1,060	2,413	4,357	13,123
Additions/lease modifications	–	81	270	117	352	171	991
Disposals	(7)	(41)	(22)	(11)	(26)	–	(107)
Fully depreciated assets	–	(32)	(694)	(257)	(71)	(96)	(1,150)
Foreign exchange and other	1	4	3	2	7	12	29
Balance at October 31, 2024	$317	$2,059	$2,480	$911	$2,675	$4,444	$12,886

Accumulated Depreciation and Impairment
Balance at October 31, 2022	$–	$1,188	$2,007	$667	$1,270	$939	$6,071
Disposals	–	(25)	(106)	(29)	(94)	(50)	(304)
Depreciation	–	70	306	65	169	412	1,022
Foreign exchange and other (1)	–	5	21	1	11	55	93
Balance at October 31, 2023	–	1,238	2,228	704	1,356	1,356	6,882
Disposals	–	(29)	(12)	(8)	(21)	–	(70)
Depreciation	–	64	261	76	167	402	970
Fully depreciated assets	–	(32)	(694)	(257)	(71)	(96)	(1,150)
Foreign exchange and other (1)	–	1	(4)	(6)	5	9	5
Balance at October 31, 2024	$–	$1,242	$1,779	$509	$1,436	$1,671	$6,637

Net Carrying Value
Balance at October 31, 2024	$317	$817	$701	$402	$1,239	$2,773	$6,249
Balance at October 31, 2023	323	809	695	356	1,057	3,001	6,241
(1)	Includes impairment charges.